Exploration Expenditures - Additional Information (Details) - Lithium Nevada Corp - Thacker Pass $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Instalment
Disclosure Of Exploration Expenditures [Line Items]
Payments from mining contractor	$ 3,500
Number of quarterly instalments | Instalment		7
Success fee to mining contractor		$ 4,650
Repayment amount upon failing to achieve milestone		3,500
Other Liabilities
Disclosure Of Exploration Expenditures [Line Items]
Payments from mining contractor		$ 1,500